Financial instruments - market and other risks - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) derivative joint_venture	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€) derivative joint_venture	Dec. 31, 2014 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 143,648,000	$ 206,689,000	$ 131,663,000		$ 254,086,000
Loss before income tax	(1,383,000)	(204,049,000)	$ (350,301,000)
Credit risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 143,600,000	206,700,000
Number of joint ventures under financial guarantees | joint_venture	2			2
Market risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, reasonably possible change in risk variable, amount	$ 1,000
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Number of derivative instruments held | derivative	0			0
Interest rate risk | Variable interest rate
Disclosure of detailed information about financial instruments [line items]
Credit exposure	$ 751,101,000	$ 1,085,562,000
Sensitivity analysis, reasonably possible change in risk variable, percent	0.50%
Currency risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	16.50%	17.40%	17.40%	16.50%
Sensitivity analysis, reasonably possible change in risk variable, percent	10.00%
Currency risk | Currency overlay management strategy
Disclosure of detailed information about financial instruments [line items]
Credit exposure | €				€ 40.0
Loss before income tax	$ 0	$ 900,000	$ 1,000,000
One client | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	10.00%		11.00%
Two clients | Tankers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		10.00%
Customer Concentration Risk | One client | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	0.03%			0.03%
Customer Concentration Risk | Two clients | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage		3.40%
Customer Concentration Risk | TI Pool | Trade and other receivables | Credit risk
Disclosure of detailed information about financial instruments [line items]
Concentration risk percentage	45.37%	55.72%		45.37%
Joint ventures
Disclosure of detailed information about financial instruments [line items]
Guaranteed portion of related party debt		$ 37,700,000
Joint ventures | Credit risk
Disclosure of detailed information about financial instruments [line items]
Guaranteed portion of related party debt	$ 0